Net Income Per Limited Partner Unit (Details) $ / shares in Units, $ in Thousands				2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 15, 2015 $ / shares	Apr. 15, 2015 $ / shares	Feb. 02, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / item	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares $ / item shares	Dec. 31, 2014 USD ($) $ / item shares
Earnings Per Unit [Abstract]
Distribution declared				$ 14,322	$ 28,858	$ 56,196
Distributions in excess of earnings					(9,408)	(21,098)
Total earnings					$ 19,450	$ 35,098	$ 7,422
Weighted average units outstanding:
Common units - basic | shares					75,940,957	75,940,957
Subordinated units - basic | shares					75,940,957	75,940,957
Weighted average units outstanding - basic | shares					151,882	151,882	75,940,957
Common units diluted | shares					75,957,984	75,956,354
Subordinated units - diluted | shares					75,940,957	75,940,957
Weighted average units outstanding - diluted | shares					151,899	151,897
Net income attributable to Antero Midstream Partners LP subsequent to IPO
Common units - basic | $ / shares					$ 0.13	$ 0.23
Subordinated units - basic | $ / shares					0.13	0.23
Common units - diluted | $ / shares					0.13	0.23
Subordinated units - diluted | $ / shares					$ 0.13	0.23
Cash distribution declared | $ / shares	$ 0.19	$ 0.18	$ 0.0943			$ 0.19
Limited partner minimum quarterly distribution per partnership agreement | $ / item				0.1700			0.17
Quarterly cash distribution			$ 14,000
Minimum quarterly cash distribution (per unit) | $ / item				0.1700			0.17
Minimum
Net income attributable to Antero Midstream Partners LP subsequent to IPO
Limited partner minimum quarterly distribution per partnership agreement | $ / item						0.17
Minimum quarterly cash distribution (per unit) | $ / item						0.17
General Partner
Earnings Per Unit [Abstract]
Total earnings					$ 15,700	$ 32,400
Common units | Limited Partner (Common units)
Net income attributable to Antero Midstream Partners LP subsequent to IPO
Cash distribution declared | $ / shares					$ 0.19	$ 0.37
Quarterly cash distribution					$ 14,429	$ 28,098
Limited Partner (Subordinated units)
Earnings Per Unit [Abstract]
Distribution declared					14,429
Distributions in excess of earnings					(4,704)
Total earnings					$ 9,725
Weighted average units outstanding:
Subordinated units - basic | shares					75,941
Subordinated units - diluted | shares					75,941
Net income attributable to Antero Midstream Partners LP subsequent to IPO
Subordinated units - basic | $ / shares					$ 0.13
Subordinated units - diluted | $ / shares					0.13
Limited Partner (Subordinated units) | Limited Partner (Common units)
Earnings Per Unit [Abstract]
Distribution declared				$ 7,161		28,098
Distributions in excess of earnings						(10,549)
Total earnings						$ 17,549
Weighted average units outstanding:
Subordinated units - basic | shares						75,941
Subordinated units - diluted | shares						75,941
Net income attributable to Antero Midstream Partners LP subsequent to IPO
Subordinated units - basic | $ / shares						$ 0.23
Subordinated units - diluted | $ / shares						0.23
Cash distribution declared | $ / shares					$ 0.19	$ 0.37
Quarterly cash distribution					$ 14,429	$ 28,098
Common Unitholders Public
Earnings Per Unit [Abstract]
Distribution declared				4,338	8,740	17,020
Distributions in excess of earnings					(2,849)	(6,435)
Total earnings					$ 5,891	$ 10,585
Weighted average units outstanding:
Common units - basic | shares					46,000	46,000
Common units diluted | shares					46,017	46,015
Net income attributable to Antero Midstream Partners LP subsequent to IPO
Common units - basic | $ / shares					$ 0.13	$ 0.23
Common units - diluted | $ / shares					$ 0.13	$ 0.23
Common Unitholder Antero
Earnings Per Unit [Abstract]
Distribution declared				$ 2,823	$ 5,689	$ 11,078
Distributions in excess of earnings					(1,855)	(4,114)
Total earnings					$ 3,834	$ 6,964
Weighted average units outstanding:
Common units - basic | shares					29,941	29,941
Common units diluted | shares					29,941	29,941
Net income attributable to Antero Midstream Partners LP subsequent to IPO
Common units - basic | $ / shares					$ 0.13	$ 0.23
Common units - diluted | $ / shares					$ 0.13	$ 0.23